CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue, net	$ 1,744,629	$ 1,275,425	$ 1,324,406
Cost of sales	(1,311,566)	(1,008,821)	(723,711)
Interest income	6,197	115,762	21,409
(Loss) / gain on disposal of plant and equipment		212,195
Gain on fair value change in derivative financial instruments	2,312,197	127,551	709,543
Gain on disposal of subsidiaries	(28,990)		608,995
Other income	82,561	807,831	469,660
Expenses
Employee benefit expenses	(2,212,643)	(4,034,378)	(2,253,411)
Depreciation and amortization expenses	(2,078,762)	(3,174,784)	(2,029,373)
Professional and consulting expenses	(1,373,907)	(2,019,970)	(1,746,762)
Travel and accommodation expenses	(40,895)	(281,895)	(384,184)
Office expenses and supplies	(310,360)	(312,343)	(659,611)
Rental costs	(126,382)	(637,321)	(674,112)
Other operating expenses	(480,015)	(794,036)	(1,069,784)
Finance costs	(2,100,272)	(1,561,625)	(1,383,399)
Provision for impairment loss of goodwill		(4,486,301)	(9,953,311)
Provision for inventory obsolescence	17,671	(799,871)	(100,000)
Provision for bad debt	58,932	11,052	124,528
Plant and equipment written off	(110)
Provision for impairment loss on intangible assets	(3,459,340)
Development projects written off	(930,356)
Exchange (loss) / gain	(194,383)	(10,296)	493,365
Total expenses	(13,377,676)	(18,112,820)	(19,760,582)
Loss before income tax	(10,543,658)	(16,582,877)	(17,350,280)
Income tax (expense) / credit		(117,322)	507,057
Loss for the year	(10,543,658)	(16,700,199)	(16,843,223)
Other comprehensive income / (loss)
Exchange differences on translation of financial statements of overseas subsidiaries	55,673	157,471	1,015,454
Other comprehensive income / (loss) for the year, net of tax	55,673	157,471	1,015,454
Total comprehensive loss for the year	(10,487,985)	(16,542,728)	(15,827,769)
Loss for the year attributable to:
Equity shareholders of Integrated Media Technology Limited	(10,034,077)	(15,646,147)	(15,962,278)
Non-controlling interests	(509,581)	(1,054,052)	(880,945)
Total comprehensive loss for the year attributable to:
Equity shareholders of Integrated Media Technology Limited	(9,885,412)	(15,540,317)	(15,119,876)
Non-controlling interests	$ (602,573)	$ (1,002,411)	$ (707,893)
Loss per share - Basic and Diluted	$ (2.33)	$ (4.63)	$ (5.93)